Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contributions
Contributions by employer, noncash	$ 6
Expense of defined contribution plans	245	$ 233	$ 210
Defined contribution expense relating to discontinued operation	59	61	58
Defined pension benefits
Contributions
Contributions by employer, noncash	31	31	$ 52
Estimated contribution by employer, next fiscal year	202
Estimated discretionary contributions by employer, next fiscal year	8
Defined pension benefits | Switzerland
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	89	90
Expected future cash flows in respect of pension and other postretirement benefit plans
2019	357
2020	271
2021	233
2022	228
2023	213
Years 2024-2028	941
Defined pension benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	152	139
Of which, discretionary contributions to defined benefit pension plans	25	15
Expected future cash flows in respect of pension and other postretirement benefit plans
2019	338
2020	348
2021	345
2022	350
2023	350
Years 2024-2028	1,840
Other postretirement benefits
Contributions
Estimated contribution by employer, next fiscal year	11
Other postretirement benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	11	$ 11
Expected future cash flows in respect of pension and other postretirement benefit plans
2019	11
2020	11
2021	11
2022	10
2023	10
Years 2024-2028	$ 42